Consolidated Statements of Operations - selling, general and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Operations
Compensation (wages and salaries)	$ 6,762	$ 10,305	$ 16,369
Legal and professional	5,050	4,469	8,860
Accounting	1,965	1,784	1,979
Consulting and fees	2,365	4,276	5,506
Depreciation and amortization	502	254	1,640
Office	874	1,026	1,797
Reimbursement of expenses (net of recovery)	749	(1,579)	(2,387)
Other	4,306	5,830	11,708
Selling, general and administrative expense	$ 22,573	$ 26,365	$ 45,472